Income Taxes (Current And Deferred Tax Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current:
Domestic	¥ 102,357	¥ 156,764	¥ 52,982
Foreign	60,609	79,313	70,292
Current income tax expense (benefit), Total	162,966	236,077	123,274
Deferred:
Domestic	122,804	171,889	293,450
Foreign	10,250	21,225	16,901
Deferred income tax expense (benefit), Total	133,054	193,114	310,351
Income tax expense (benefit)	296,020	429,191	433,625
Income tax expense (benefit) reported in equity relating to:
Investment securities	336,531	116,997	(185,069)
Derivatives qualifying for cash flow hedges	2,217	235	(2,250)
Pension liability adjustments	43,213	(66,573)	(69,139)
Foreign currency translation adjustments	18,537	13,230	(2,032)
Income tax expense (benefit) reported in equity, Total	400,498	63,889	(258,490)
Income tax expense (benefit), Total	¥ 696,518	¥ 493,080	¥ 175,135